CONVERTIBLE BONDS (Details Narrative) - USD ($)								12 Months Ended
	May 01, 2023	Dec. 09, 2022	Feb. 28, 2022	Feb. 08, 2022	Jan. 31, 2022	Sep. 14, 2021	Sep. 14, 2018	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Short-Term Debt [Line Items]
Interest rate								50.00%		50.00%
Debt Conversion, Converted Instrument, Amount	$ 1.00
Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt							$ 7,500,000
Interest Payable								$ 3,990,177	$ 468,076
Convertible Debt								10,000,000	21,000,000
Debt discount								807,860	4,246,810
Amortization of debt discount								3,438,950	2,814,474
Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt						$ 22,500,000	$ 30,000,000
Interest rate							12.00%
Debt instrument maturity date							Sep. 14, 2021
Convertible conversion price per share							$ 12,870.50
Convertible Debt
Debt Instrument, Redemption, Description								By a redemption notice dated December 6, 2021, the bond holder applied to exercise the redemption right, on December 24, 2021. The Company then agreed to amend and supplement Convertible Bond B by entering into the supplemental deed signed on December 20, 2021. The supplemental deed stipulates that the US$18,000,000 redemption right will be exercisable in three stages
Loss on extinguishment of debt						119,155
Debt discount								$ 2,134,031
Amended and Restated Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt						$ 27,000,000
Interest rate						15.00%
Debt instrument maturity date						Sep. 14, 2023
Interest Payable						$ 4,500,000
Debt Instrument, Interest Rate, Increase (Decrease)						24.00%
Convertible Bond B [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible Debt						$ 18,000,000			20,000,000
Debt discount								6,634,030
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Debt redemption amount						7,000,000
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period Two [Member]
Short-Term Debt [Line Items]
Debt redemption amount						$ 5,000,000
Convertible Band C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible conversion price per share						$ 6.21335
Debt Instrument, Interest Rate, Increase (Decrease)		24.00%
Debt instrument redeemed bond						$ 7,000,000
Debt instrument addition bond			$ 1,000,000	$ 1,500,000	$ 1,000,000	$ 1,000,000
Debt Conversion, Converted Instrument, Amount		$ 7,500,000,000,000
Convertible Band D [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 10,000,000,000,000
Convertible Bond C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible Debt									1,000,000
Debt discount								49,353
Convertible Bond [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Amortization of debt discount								$ 3,438,951	$ 2,814,474